Note 15 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Current income tax expense (recovery)	$ 40,986	$ 54,940
Deferred
Deferred income tax expense (recovery)	7,988	(2,065)
Total	48,974	52,875
Canada Revenue Agency [Member]
Current
Canada, current income tax expense (recovery)	8,401	5,688
Deferred
Canada, deferred income tax expense (recovery)	431	(195)
Internal Revenue Service (IRS) [Member]
Current
United States, current income tax expense (recovery)	32,585	49,252
Deferred
United States, deferred income tax expense (recovery)	$ 7,557	$ (1,870)